Gabelli Capital Asset Fund
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares
Market
Value
Common Stocks — 99 .9%
Aerospace and Defense — 6 .3%
39,000
Aerojet Rocketdyne Holdings Inc.† $ 1,534,650
11,200
HEICO Corp. 1,719,648
2,700
Honeywell International Inc. 525,366
27,500
Kaman Corp. 1,195,700
4,975,364
Agriculture — 0 .4%
3,000
Archer-Daniels-Midland Co. 270,780
600
Bunge Ltd. 66,486
337,266
Automobiles and Components — 0 .4%
1,000
BorgWarner Inc. 38,900
5,000
Dana Inc. 87,850
2,299
Garrett Motion Inc.† 16,530
25,000
Iveco Group NV† 164,554
307,834
Building and Construction — 2 .5%
19,000
Griffon Corp. 380,570
9,500
Herc Holdings Inc. 1,587,355
1,967,925
Commercial and Professional Services — 1 .4%
6,000
Rollins Inc. 210,300
5,500
Waste Management Inc. 871,750
1,082,050
Consumer Durables — 4 .6%
2,900
Cavco Industries Inc.† 698,465
9,000
Skyline Champion Corp.† 493,920
23,500
Sony Group Corp., ADR 2,413,685
3,606,070
Consumer Services — 1 .0%
8,000
Boyd Gaming Corp. 526,240
12,000
Canterbury Park Holding Corp. 264,000
790,240
Consumer Staples — 9 .2%
36,000
Brown-Forman Corp., Cl. A 2,258,640
4,000
Campbell Soup Co. 178,280
37,000
Danone SA, ADR 408,480
14,000
Diageo plc, ADR 2,843,960
12,500 Fomento Economico Mexicano SAB de
CV, ADR 1,035,625
4,000
National Beverage Corp. 174,000
3,000
The Coca-Cola Co. 186,000
3,399
Tootsie Roll Industries Inc. 118,829
7,203,814
Diversified Industrial — 2 .0%
1,900
EnPro Industries Inc. 185,687
14,000
ITT Inc. 1,052,940
15,000
L.B. Foster Co., Cl. A† 230,550
Shares
Market
Value
1,000
Textron Inc. $ 74,380
1,543,557
Electrical Equipment — 3 .8%
13,000
AMETEK Inc. 1,731,340
14,500
Franklin Electric Co. Inc. 1,204,080
300
Rockwell Automation Inc. 84,009
3,019,429
Energy — 2 .1%
2,000
Chevron Corp. 325,660
4,000
ConocoPhillips 400,000
4,400
Devon Energy Corp. 260,172
2,000
Dril-Quip Inc.† 74,700
3,000
Exxon Mobil Corp. 247,770
35,000
RPC Inc.† 373,450
1,681,752
Entertainment — 4 .1%
69,000
Paramount Global, Cl. A 2,788,290
2,500
The Walt Disney Co.† 342,900
10,000
Vivendi SE 130,980
3,262,170
Financials — 14 .6%
9,500
American Express Co. 1,776,500
6,000
Bank of America Corp. 247,320
37,500
Indus Realty Trust Inc., REIT 2,740,875
3,500
JPMorgan Chase & Co. 477,120
1,500
Marsh & McLennan Companies Inc. 255,630
12,500
Morgan Stanley 1,092,500
3,500
PROG Holdings Inc.† 100,695
8,500
Ryman Hospitality Properties Inc., REIT† 788,545
11,500
State Street Corp. 1,001,880
37,000
The Bank of New York Mellon Corp. 1,836,310
25,000
Wells Fargo & Co. 1,211,500
11,528,875
Health Care — 1 .4%
7,500
Covetrus Inc.† 125,925
11,300
Henry Schein Inc.† 985,247
1,111,172
Information Technology — 5 .9%
15,000
Corning Inc. 553,650
51,000
CTS Corp. 1,802,340
3,300
Diebold Nixdorf Inc.† 22,209
4,000
EchoStar Corp., Cl. A† 97,360
11,800
Texas Instruments Inc. 2,165,064
4,640,623
Machinery — 11 .1%
10,000
CIRCOR International Inc.† 266,200
125,000
CNH Industrial NV 1,982,500
11,000
Crane Co. 1,191,080
1,800
Deere & Co. 747,828
10,000
Flowserve Corp. 359,000
22,500
Graco Inc. 1,568,700
2,200
IDEX Corp. 421,806

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
March 31, 2022 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
3,000
Snap-on Inc. $ 616,440
8,000
The Eastern Co. 186,320
74,010
The L.S. Starrett Co., Cl. A† 569,137
1,200
Watts Water Technologies Inc., Cl. A 167,508
7,500
Xylem Inc. 639,450
8,715,969
Materials — 9 .2%
500
AdvanSix Inc. 25,545
9,700
Ampco-Pittsburgh Corp.† 61,207
20,000
Ferro Corp.† 434,800
36,500
Freeport-McMoRan Inc. 1,815,510
2,000
International Flavors & Fragrances Inc. 262,660
70,000
Myers Industries Inc. 1,512,000
38,500
Newmont Corp. 3,058,825
600
Sensient Technologies Corp. 50,370
7,220,917
Media — 9 .7%
3,000
AMC Networks Inc., Cl. A† 121,890
10,000
Cogeco Inc. 616,566
5,000
Discovery Inc., Cl. A† 124,600
12,000
Discovery Inc., Cl. C† 299,640
11,595
DISH Network Corp., Cl. A† 366,982
6,000
Fox Corp., Cl. A 236,700
125,000
Grupo Televisa SAB, ADR 1,462,500
1,500
Liberty Broadband Corp., Cl. A† 196,590
1,800
Liberty Broadband Corp., Cl. C† 243,576
5,000
Liberty Global plc, Cl. A† 127,550
12,000
Liberty Global plc, Cl. C† 310,920
10,000
Liberty Latin America Ltd., Cl. A† 97,000
269
Liberty Latin America Ltd., Cl. C† 2,580
7,000 Liberty Media Corp.-
Liberty Braves, Cl. A† 201,460
2,000 Liberty Media Corp.-
Liberty Braves, Cl. C† 55,820
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. A† 94,695
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. C† 104,760
1,098 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† 50,211
12,144 Madison Square Garden Entertainment
Corp.† 1,011,717
6,700
Madison Square Garden Sports Corp.† 1,201,712
26,000
Sinclair Broadcast Group Inc., Cl. A 728,520
7,655,989
Publishing — 0 .6%
24,000
The E.W. Scripps Co., Cl. A† 498,960
Retailing — 2 .1%
11,500
CVS Health Corp. 1,163,915
2,000
Ingles Markets Inc., Cl. A 178,100
Shares
Market
Value
22,000
Sally Beauty Holdings Inc.† $ 343,860
1,685,875
Telecommunication Services — 2 .7%
10,000
Millicom International Cellular SA, SDR† 254,190
9,000
Rogers Communications Inc., Cl. B 510,750
22,000
Telephone and Data Systems Inc. 415,360
30,000
United States Cellular Corp.† 906,900
2,087,200
Transportation — 2 .7%
17,500
GATX Corp. 2,158,275
Utilities — 2 .1%
24,000
National Fuel Gas Co. 1,648,800
Total Common Stocks 78,730,126
Closed-End Funds — 0 .1%
7,500
Altaba Inc., Escrow†
43,687
Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
2,535
Garrett Motion Inc., Ser. A, 11.000% 20,990
Rights — 0.0%
Entertainment — 0.0%
43,000
Media General Inc., CVR†(a) 0
Warrants — 0.0%
Materials — 0.0%
6,000
Ampco-Pittsburgh Corp., expire 08/01/25† 4,891
TOTAL INVESTMENTS — 100.0%
(Cost $30,252,058) $ 78,799,694
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt